Significant Changes in the Current Reporting Period - Additional Information (Details) shares in Millions, $ in Millions						1 Months Ended		9 Months Ended
	Apr. 01, 2020	Mar. 31, 2020 USD ($)	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 03, 2019 AUD ($) $ / shares shares	Sep. 10, 2019 USD ($)	May 31, 2020	Feb. 29, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized								$ 0	$ 0
Proceeds from issuance of shares			$ 50,700,000	$ 75.0
Number of shares issued and fully paid | shares			37.5	37.5
Fully-paid ordinary shares price | $ / shares			2.00	2.00
Borrowings recognized as current liability		$ 27,000,000						$ 27,000,000		$ 14,007,000
Grunenthal
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized					$ 15,000,000				$ 0
Deferred revenue					$ 2,500,000
Hercules Capital, Inc.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment								In February 2020, the Group amended the terms of the Hercules loan agreement to defer the principal repayments to July 2020. Subsequent to March 31, 2020, as disclosed in Note 11, the Group satisfied the requirements to defer the commencement of principal repayments to October 2020. As at March 31, 2020, principal repayments were due to commence in July 2020 and as a result $20.5 million of the borrowings were recognized as a current liability, given that the requirements to defer principal repayments were not met prior to the period end. Principal repayments can be further deferred to July 2021 if certain milestones are satisfied
Principal repayment due term							2020-07
Principal repayment due commence term								2020-07
Borrowings recognized as current liability		$ 20,500,000						$ 20,500,000
Hercules Capital, Inc. | Loan Agreement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment								Subsequent to March 31, 2020, the Group satisfied the requirements to defer the commencement of principal repayments on the Hercules borrowings to October 2020. As at March 31, 2020, principal repayments were due to commence in July 2020 and as a result $20.5 million of the borrowings were recognized as a current liability, given that the requirements to defer principal repayments were not met prior to the period end. Principal repayments can be further deferred to July 2021 if further milestones are met.
Principal repayment due commence term		2020-07
Borrowings recognized as current liability		$ 20,500,000						$ 20,500,000
Hercules Capital, Inc. | Loan Agreement | Bottom of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term	2020-10					2020-10
Hercules Capital, Inc. | Loan Agreement | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term						2021-07		2021-07